Assets and Liabilities Held for Sale and Discontinued Operations	12 Months Ended
Jun. 30, 2022
Non-current assets held for sale and discontinued operations [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations	Assets and Liabilities Held for Sale and Discontinued Operations

Accounting Policy

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the statement of comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Discontinued Operations

A disposal group qualifies as discontinued operations if it is a component of an entity that has either been disposed of, or is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of comprehensive loss and comparative periods have been restated.

(a)    Assets and Liabilities Held for Sale

Assets held for sale are comprised of the following:

	Colombia Property	Restructuring Facilities	Uruguay Properties	Jamaica	Nordic Sky	Aurora Sun	Valley	Polaris	Whistler Alpha Lake	Total
	$	$	$							$
Balance, June 30, 2020	—	—	2,021	4,173	—	—	—	—	—	6,194
Transfer in from PPE	1,925	12,994	—	—	—	—	—	—	—	14,919
Addition	—	1,199	—	—	—	—	—	—	—	1,199
FX	—	—	(101)	—	—	—	—	—	—	(101)
Proceeds from disposal	—	(200)	(1,448)	(4,006)	—	—	—	—	—	(5,654)
Loss on disposal (1)	—	—	(472)	(167)	—	—	—	—	—	(639)
Balance, June 30, 2021	1,925	13,993	—	—	—	—	—	—	—	15,918
Transfer in from PPE	—	(355)	669	—	8,823	34,404	5,850	18,678	638	68,707
Proceeds from disposal	—	(11,440)	(602)	—	(7,519)	—	—	—	—	(19,561)
Loss on disposal (1)	—	(2,198)	(67)	—	(1,304)	—	—	—	—	(3,569)
Balance, June 30, 2022	1,925	—	—	—	—	34,404	5,850	18,678	638	61,495
(1) The loss on disposal is recognized in other gains (losses) (Note 21) in the statement of comprehensive loss.
Colombia Property

In connection with the Company’s business transformation plan during the year ended June 30, 2021, the Company listed for sale its Colombian land which had a carrying value of $3.2 million. The fair value of the land was estimated using a market approach resulting in a FVLCD of $1.9 million. As a result, the Company recognized an impairment loss of $1.3 million for the year ended June 30, 2021. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss.

Restructuring Facilities

During the year ended June 30, 2021, the Company entered into agreements to sell its Mountain facility, located in Alberta, and its Prairie facility, located in Saskatchewan, in connection with its business transformation plan and as such, the two facilities were reclassified from property, plant and equipment to assets held for sale. The fair values of the facilities were estimated using a market approach resulting in a FVLCD of $14.2 million which resulted in an impairment loss of $7.8 million for the year ended June 30, 2021. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss.

During the year ended June 30, 2022, the Company sold these facilities for combined net proceeds of $11.4 million and carrying value of $13.6 million. As a result, the Company recognized a $2.2 million loss on disposal which is recognized in other gains (losses) in the statement of comprehensive loss (Note 21).

Uruguay Properties

In connection with the Company’s business transformation plan during the year ended June 30, 2020, the Company listed for sale two properties in Uruguay which had a total carrying value of $2.0 million. As a result, the Company reclassified the land from property, plant, and equipment to assets held for sale. During the year ended June 30, 2021, the Company sold both properties for $1.4 million (US$1.1 million) resulting in a $0.5 million loss on disposal. The loss on disposal is recognized in other gains (losses) in the statement of comprehensive loss (Note 21).

During the year ended June 30, 2022, management committed to sell its recreational production facility located in Uruguay and listed the property for sale. As a result, the Company reclassified the asset with a carrying value of $0.7 million from property, plant, and equipment to assets held for sale. The Company sold the facility for net proceeds of $0.6 million and recognized a $0.1 million loss on disposal within other gains (losses) in the statement of comprehensive loss (Note 21).

Jamaica Property

In connection with the Company’s business transformation plan during the year ended June 30, 2020, the Company listed for sale its Jamaica land which had a carrying value of $4.2 million. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale. The fair value of the land was estimated based on the accepted offer on the property for proceeds of $4.3 million, net of selling costs. As the estimated net proceeds was higher than the carrying value, no impairment was recognized. On August 19, 2020, the Company entered into an agreement to sell the Jamaica property for net proceeds of $4.0 million.

Nordic Sky

During the year ended June 30, 2022, management committed to sell its production facility located in Denmark and listed the property for sale. As a result, the Company reclassified the asset with a carrying value of $8.8 million from property, plant, and equipment to assets held for sale. On March 15, 2022 net proceeds of approximately $7.5 million were received by the Company resulting in a loss of disposal of $1.3 million which is recognized in other gains (losses) in the statement of comprehensive loss (Note 21).

Aurora Sun

During the year ended June 30, 2022, the Company entered into a share purchase agreement (the “Agreement”) to sell 2105657 Alberta Ltd., a wholly owned subsidiary which owns the Aurora Sun facility located in Alberta. Total consideration for the Transaction is for $46.8 million. The closing of the Transaction is subject to certain standard closing conditions for both parties. The assets and liabilities of the subsidiary have been reclassified to assets and liabilities held for sale following the execution of the Agreement and are comprised of the following as at June 30, 2022:

$
Property, plant and equipment	34,404
Assets held for sale	34,404

Accounts payable and accrued liabilities	11
Provisions	2,000
Liabilities held for sale	2,011

Subsequent to June 30, 2022 the Company has given notice to terminate the agreement due to the prospective buyer’s failure to fulfill closing conditions (Note 31).

Valley
In connection with the restructuring announced during the year ended June 30, 2022 (Note 3), the Company listed its Valley facility for sale. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale. The fair value of the facility was determined based on an accepted offer for the facility for proceeds of $5.9 million, resulting in an impairment loss of $2.8 million. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss. On June 9, 2022, the Company entered into an agreement to sell the facility for proceeds of $5.9 million. The transaction closed on August 15, 2022.

Polaris

During the year ended June 30, 2022, management committed to sell its facility and associated right of use leased asset located in Alberta and listed the property for sale. As a result. the Company reclassified the facility and right of use leased asset from property, plant and equipment to assets held for sale and the associated lease liability was reclassified to liabilities held for sale. The fair value of the facility and right of use leased asset were determined based on an offer received for proceeds of $15 million, resulting in an impairment loss of $12.5 million. The impairment loss was included in impairment of property, plant and equipment in the statement of comprehensive loss. The assets and liabilities held for sale are comprised of the following at June 30, 2022:

$
Property, plant and equipment	18,678
Assets held for sale	18,678

Lease liability	3,977
Liabilities held for sale	3,977

Whistler Alpha Lake

In connection with the restructuring announced during the year ended June 30, 2022 (Note 3), the Company listed its Whistler Alpha Lake facility for sale. As a result, the Company reclassified it from property, plant, and equipment to assets held for sale. The fair value of the facility was determined based on a valuation of the property.

(b)    Discontinued Operations

There were no transactions within discontinued operations during the year ended June 30, 2022. The following table summarizes the Company's consolidated discontinued operations for the year ended June 30, 2021:

Year ended
June 30, 2021
Revenue	717

Cost of sales	1,028
General and administration expenses	877
Sales and marketing	57
Other expenses (income)	77
Other gains (losses)	(2,556)
Loss on disposal of discontinued operations	2,846
Net gain (loss) from discontinued operations, before and after taxes	(1,612)
Sale of Aurora Hemp Europe (“AHE”)

On July 23, 2020, the Company divested its wholly owned Lithuanian subsidiary, AHE, to the subsidiary’s President and former owner. Aurora Hemp Europe provided hemp seed contracting and processing. The sale was a result of hemp-based consumer packaged goods no longer aligning with the Company’s strategy to focus on core cannabis operations. As AHE represented a separate line of business of the Company, the revenue, expenses and cash flows related to AHE’s operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. AHE was sold for gross consideration of $3.0 million which shall be paid in 12 quarterly installments beginning on June 30, 2022. The $1.9 million fair value of the consideration receivable on the disposal date was determined by the present value of principal and interest payments, discounted at a rate of 15% which represents management’s best estimate of the rate that a similar interest bearing loan receivable with similar terms and risk would earn. As a result of the divestiture, the Company recognized a $2.8 million loss on disposal during the year ended June 30, 2021.

Dissolution of Hempco Food and Fiber Inc. (“Hempco”)
During the year ended June 30, 2021, the Company dissolved its wholly owned subsidiary, Hempco. Hempco was in the business of producing and selling hemp products within Canada. The decision was a result of hemp-based consumer packaged goods no longer aligning with the Company’s strategy to focus on core cannabis operations. As Hempco represented a separate line of business of the Company, the revenue, expenses and cash flows related to Hempco’s operations have been presented in these consolidated financial statements as discontinued operations on a retroactive basis. As a result of the dissolution, the Company recognized a $0.1 million loss on disposal during the year ended June 30, 2021.